Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]		Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 392	[1]	$ 58	[1]	$ 38,502,520	[1]	$ 708,470	$ (38,790,191)	$ 557,087	$ 978,336
Balance, shares at Dec. 31, 2023	[1]	39,222,563		5,777,437
Net loss			[1]		[1]		[1]		(3,785,383)		(3,785,383)
Other comprehensive income			[1]		[1]		[1]			24,886	24,886
Balance at Jun. 30, 2024		$ 392	[1]	$ 58	[1]	38,502,520	[1]	708,470	(42,575,574)	581,973	(2,782,161)
Balance, shares at Jun. 30, 2024	[1]	39,222,563		5,777,437
Balance at Dec. 31, 2024		$ 533	[1]	$ 58	[1]	51,070,184	[1]	708,470	(68,903,695)	673,725	(16,450,725)
Balance, shares at Dec. 31, 2024	[1]	53,278,662		5,777,437
Net loss			[1]		[1]		[1]		(2,655,477)		(2,655,477)
Other comprehensive income			[1]		[1]		[1]			(290,762)	(290,762)
Registration of ordinary shares in connection with share incentive plan	[1]	$ 80				(80)
Registration of ordinary shares in connection with share incentive plan, shares	[1]	8,000,000
Balance at Jun. 30, 2025		$ 613	[1]	$ 58	[1]	$ 51,070,104	[1]	$ 708,470	$ (71,559,172)	$ 382,963	$ (19,396,964)
Balance, shares at Jun. 30, 2025	[1]	61,278,662		5,777,437

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.